Marketable Securities - Schedule of Marketable Securities (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Investments Debt And Equity Securities [Abstract]
Marketable securities	$ 595,383	$ 481,883
Long-term marketable securities	459,639	304,322
Marketable securities	$ 1,055,022	$ 786,205